Restatement of Comparative Period Figures	6 Months Ended
Apr. 30, 2024
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF COMPARATIVE PERIOD FIGURES

Note 13 — RESTATEMENT OF COMPARATIVE PERIOD FIGURES

The Group has restated its unaudited condensed consolidated financial statements for the six months ended April 30, 2023. During the interim review of the Group’s financial results for the six months ended April 30, 2024 and 2023, the Audit Committee and management concluded there were errors identified in the previously disclosed the balance sheet as of April 30, 2023 and the operating results for the six months ended April 30, 2023 due to inappropriate consolidation and lack of appropriate cutoff procedures on revenue, costs and expenses during the period end close.

The impacts of these restatements are as follow:

Unaudited condensed consolidated statement of operation and comprehensive income for the six months ended April 30, 2023

	For the Six months ended April 30, 2023
	Previous reported	Effect of restatement	Restated
Revenue
Ocean freight revenue	$45,093,336	$4,236,957	$49,330,293
Vessel service revenue	8,800	206,318	215,118
Total revenue	45,102,136	4,443,275	49,545,411

Cost of revenues	41,713,652	12,526,618	54,240,270
Gross profit (loss)	3,388,484	(8,083,343)	(4,694,859)

Operating expenses:
General and administrative expenses	2,023,855	79,464	2,103,319
Total operating expenses	2,023,855	79,464	2,103,319

Income (loss) from operations	1,364,629	(8,162,807)	(6,798,178)

Other (expense) income
Interest income	942	12	954
Interest expense	(51,992)	(5,046)	(57,038)
Other income (expense), net	36,124	(230,353)	(194,229)
Total other expense, net	(14,926)	(235,387)	(250,313)

Income (loss) before income taxes	1,349,703	(8,398,194)	(7,048,491)

Provision for income taxes	-	2,542	2,542

Net income (loss)	1,349,703	(8,400,736)	(7,051,033)
Less: Net income (loss) attributable to non-controlling interests	611,750	(3,343,984)	(2,732,234)
Net income (loss) attributable to the Company	$737,953	$(5,056,752)	$(4,318,799)

Comprehensive income(loss)	1,349,703	(8,400,736)	(7,051,033)
Less: Comprehensive income (loss) attributable to non-controlling interests	611,750	(3,343,984)	(2,732,234)
Comprehensive income (loss) attributable to the Company	$737,953	$(5,056,752)	$(4,318,799)

Earnings (loss)per share attributable to the Company - Basic and diluted	$0.01	$(0.09)	$(0.08)
Weighted Average Shares Outstanding - Basic and diluted	50,000,000	2,068,190	52,068,190

Unaudited condensed consolidated balance sheet as of April 30, 2023.

	As of April 30, 2023
	Previous reported	Effect of restatement	Restated
ASSETS
Current Assets:
Cash and cash equivalents	$9,618,961	$(14,303)	$9,604,658
Accounts receivable	1,120,891	(461,104)	659,787
Prepayments and other current assets	20,247,842	(18,413,811)	1,834,031
Total Current Assets	30,987,694	(18,889,218)	12,098,476

Property and equipment, net	593,781	(10,753)	583,028
Prepayment and other non-current assets	1,513,809	(667,101)	846,708
Operating lease right of use asset, net	-	189,039	189,039
Total Assets	$33,095,284	$(19,378,033)	$13,717,251

LIABILITIES AND EQUITY (DEFICIT)

Current Liabilities:
Current maturity of long-term bank loan	$290,835	$1,081,202	$1,372,037
Accounts payable	467,040	(84,107)	382,933
Advance from customers	14,646,609	(10,537,701)	4,108,908
Accrued expenses and other liabilities	2,695,541	(1,077,135)	1,618,406
Operating lease liability-current	-	124,500	124,500
Taxes payable	3,549	52,612	56,161
Due to related parties	3,126,270	(230,718)	2,895,552
Total Current Liabilities	21,229,844	(10,671,347)	10,558,497

Long-term bank loans	2,491,167	(859,033)	1,632,134
Operating lease liability-noncurrent	-	64,538	64,538
Deferred tax liability	217	-	217
Total Liabilities	23,721,228	(11,465,842)	12,255,386

COMMITMENTS AND CONTINGENCIES

Total Equity (deficit):
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 52,774,579 and 50,000,000 shares issued and outstanding at April 30, 2023	5,000	278	5,278
Additional paid-in capital	152,550	(609,733)	(457,183)
Retained earnings	3,114,651	(3,056,752)	57,899
Total Shareholders’ Equity (Deficit)	3,272,201	(3,666,207)	(394,006)
Non-controlling interest	6,101,855	(4,245,984)	1,855,871
Total Equity (Deficit)	9,374,056	(7,912,191)	1,461,865
Total Liabilities and Equity (Deficit)	$33,095,284	$(19,378,033)	$13,717,251